UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6239

Tax-Free Fund For Utah
(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue, Suite 2300
New York, New York  10017
(Address of Principal Executive Offices)(Zip Code)

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
380 Madison Avenue, Suite 2300
New York, New York  10017
(Name and address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Date of fiscal year end: June 30, 2012

Date of reporting period: September 30, 2012

Item 1. Schedule of Investments.

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS
September 30, 2012
(unaudited)

Amount	General Obligation Bonds (21.6%)	Ratings Moody's/ S&P/ Fitch	Value	(a)

	City, County and State (5.0%)

	Anderson, Indiana San District
$505,000	4.600%, 07/15/23 AMBAC Insured	A1/A-/NR	$523,907

	Coral Canyon, Utah Special Service District
100,000	4.850%, 07/15/17	NR/NR/NR*	101,060
580,000	5.700%, 07/15/18	NR/NR/NR*	580,209

	Harris County, Texas Utility District #268
905,000	4.375%, 09/01/27 Radian Insured	NR/NR/NR*	914,810

	Houston, Texas Public Improvement
1,000,000	5.000%, 03/01/29	Aa2/AA/NR	1,152,340

	King County, Washington School District #401
1,000,000	4.500%, 12/01/25 AGMC School Board Guaranty Insured	Aa1/AA+/NR	1,102,870

	Laredo, Texas
500,000	4.500%, 02/15/24 NPFG Insured	Aa2/AA/AA	524,475

	Las Vegas Valley, Nevada Water District Refunding & Water Improvement
1,500,000	5.000%, 06/01/27 Series A NPFG/ FGIC Insured (pre-refunded)	Aa2/AA+/NR	1,511,655

	McKinney, Texas
1,700,000	4.500%, 08/15/23 Syncora Guarantee, Inc. Insured	Aa1/AA+/NR	1,805,570
1,375,000	5.000%, 08/15/24 AMBAC Insured	Aa1/AA+/NR	1,531,434

	Montgomery County, Texas
2,975,000	5.250%, 03/01/32	Aa1/AA/NR	3,407,476

	San Patricio County, Texas
450,000	4.600%, 04/01/25 AMBAC Insured	Aa3/NR/NR	494,253

	Texas State Transportation Commission Mobility Fund
2,000,000	4.500%, 04/01/33	Aaa/AA+/AAA	2,171,700

	Washington State, Series D
2,000,000	5.000%, 01/01/29 AMBAC Insured (pre-refunded)	Aa1/AA+/AA+	2,116,400

	Washington State Various Purpose
1,405,000	5.000%, 07/01/30 Series A	Aa1/AA+/AA+	1,625,164
2,465,000	5.000%, 07/01/31 Series A	Aa1/AA+/AA+	2,840,296

	Total City, County and State		22,403,619

	Education - Public Schools (2.5%)

	Brownsboro, Texas Independent School District
490,000	zero coupon, 08/15/16 PSF Guaranteed	NR/AAA/NR	472,914

	Burnet, Texas Consolidated Independent School District
1,460,000	0.050%, 08/01/14 PSF Guaranteed	AAA/NR/NR	1,450,174

	Carbon County, Wyoming School District #1 (Rawlins Building)
2,050,000	4.500%, 06/15/28	NR/A+/NR	2,277,878

	Florida State Board of Education Public Education Capital Outlay
2,000,000	4.750%, 06/01/30 2005 Series F	Aa1/AAA/AAA	2,199,840

	Nebo, Utah School District
2,900,000	4.500%, 07/01/24 Series A School Board Guaranty Insured	Aaa/AAA/NR	3,454,016

	Yakima County, Washington School District #201
1,475,000	0.050%, 12/01/14 School Board Guaranty Insured	Aa1/NR/NR	1,461,061

	Total Education - Public Schools		11,315,883

	Hospital (0.3%)

	Skagit County, Washington Public Hospital District No. 002, Refunding, Island Hospital
1,120,000	0.250%, 12/01/15	A1/NR/NR	1,090,846

	Local Public Property (6.5%)

	Clark County, Nevada, Refunding
2,280,000	5.000%, 12/01/29 Series A	Aa1/AA+/NR	2,584,380
1,000,000	5.000%, 07/01/23 Series B	Aa1/AA+/NR	1,163,240
2,000,000	5.000%, 11/01/28 AGMC Insured	Aa1/AA+/AA	2,237,140
2,000,000	4.750%, 06/01/30 AGMC Insured	Aa1/AA+/NR	2,157,900
1,000,000	4.750%, 11/01/27 NPFG/ FGIC Insured	Aa1/AA+/NR	1,099,570

	Hurst, Texas Refunding & Improvement
570,000	0.050%, 08/15/15	Aa2/AA/NR	558,703

	League City, Texas COP
1,000,000	5.000%, 02/15/32	Aa2/AA/NR	1,147,780

	North Las Vegas, Nevada Refunding Ltd. Tax
1,000,000	5.000%, 06/01/36	Baa2/A/BBB	1,056,040

	North Slope Borough, Alaska
1,000,000	zero coupon, 06/30/13 Series A NPFG Insured	Aa3/AA-/AA-	997,780

	Puerto Rico Commonwealth Refunding, Public Improvement
500,000	5.375%, 07/01/28 AGMC Insured Series C	Aa3/AA-/BBB+	533,330
1,070,000	5.000%, 07/01/35 Series A AGMC Insured	Aa3/AA-/BBB+	1,124,688

	San Angelo, Texas Certificates of Participation Obligation
2,765,000	5.000%, 02/15/30 Series A	Aa2/AA/AA+	3,161,363

	San Patricio County, Texas Certificates of Obligation
2,260,000	4.750%, 04/01/31 AMBAC Insured	Aa3/NR/NR	2,480,779

	Utah State, Series A
2,500,000	5.000%, 07/01/26	Aaa/AAA/AAA	3,094,350

	Washoe County, Nevada Refunding Reno Sparks Convention
2,000,000	5.000%, 07/01/28	Aa2/AA/NR	2,303,900

	Williamson County, Texas
1,610,000	5.000%, 02/15/23 NPFG Insured	Aa1/AAA/NR	1,700,579
1,445,000	5.000%, 02/15/23 NPFG Insured (pre-refunded)	Aa1/BBB/NR	1,537,350

	Total Local Public Property		28,938,872

	School District (4.5%)

	Clark County, Nevada School District
500,000	5.000%, 06/15/28 Series A	Aa3/AA-/A+	561,485

	Comal, Texas Independent School District
2,000,000	5.000%, 02/01/33 NPFG Insured	Aaa/BBB/AAA	2,111,520

	Davis County, Utah School District, School Building, Utah School Board Guaranty Program
2,640,000	4.000%, 06/01/27 School Board Guaranty Insured	Aaa/NR/NR	2,983,147

	Granite School District, Utah, Salt Lake County School Building
1,000,000	5.000%, 06/01/31 School Board Guaranty Insured	Aaa/NR/AAA	1,193,570

	Houston, Texas Independent School District
3,000,000	5.000%, 02/15/28 AGMC Insured	Aaa/AA+/NR	3,147,720

	Magnolia, Texas Independent School District Schoolhouse
1,495,000	5.000%, 08/15/25 NPFG-FGIC Insured	Aa3/NR/NR	1,642,138

	Navasota, Texas Independent School District
475,000	5.000%, 08/15/23 NPFG/ FGIC Insured	A1/NR/NR	506,483

	North East Independent School District, Texas
1,000,000	5.000%, 08/01/33 NPFG Insured PSF Guaranteed	Aaa/AAA/NR	1,072,060

	Port Arthur, Texas Independent School District School Building
2,000,000	5.250%, 02/15/30 NPFG/ FGIC Insured (pre-refunded)	Aa3/NR/AA-	2,134,620

	Uintah County, Utah School District
455,000	4.250%, 02/01/24 School Board Guaranty Insured	Aaa/NR/NR	492,533

	Wasatch County, Utah School District
880,000	5.000%, 06/01/25 School Board Guaranty Insured	Aaa/NR/NR	961,321
900,000	4.375%, 06/01/26 School Board Guaranty Insured	Aaa/NR/NR	986,544

	Washoe County, Nevada School District
200,000	4.625%, 06/01/23 NPFG-FGIC Insured (pre-refunded)	Aa2/AA/AA-	205,802

	Washoe County, Nevada School District Refunding & School Improvement
2,000,000	5.000%, 06/01/30 Series A	Aa2/AA/NR	2,289,900

	Total School District		20,288,843

	Transportation (1.0%)

	Texas State Transportation Commission Mobility Fund
1,140,000	5.000%, 04/01/27 Series A	Aaa/AA+/AAA	1,328,442
2,000,000	4.750%, 04/01/35 Series A NPFG/ IBC Insured	Aaa/AA+/AAA	2,143,800

	Titus County, Texas Unlimited Tax And Pass-Through Toll Revenue
1,000,000	5.000%, 03/01/28 Series 2012-A	NR/A/NR	1,142,630

	Total Transportation		4,614,872

	Utilities (1.8%)

	Central Utah Water Conservancy District Refunding
765,000	5.000%, 04/01/28 Series B	NR/AA+/AAA	919,629

	Clark County, Nevada Water Reclamation District
2,000,000	5.250%, 07/01/38 Series A	Aa1/AAA/NR	2,380,340

	Las Vegas Valley, Nevada Water District Refunding
1,000,000	5.000%, 06/01/30 Series C	Aa2/AA+/NR	1,161,450

	Las Vegas Valley, Nevada Water District Refunding & Water Improvement
2,500,000	5.000%, 02/01/38 Series A	Aa2/AA+/NR	2,705,975

	Virgin Valley, Nevada Water District
955,000	5.000%, 03/01/34 AGC Insured	Aa3/NR/NR	1,031,381

	Total Utilities		8,198,775

	Total General Obligation Bonds		96,851,710

	Revenue Bonds (75.6%)

	Airport (1.8%)

	Alaska State International Airport Revenue
35,000	5.000%, 10/01/24 AMBAC Insured AMT	Aa3/NR/A+	35,053

	Broward County, Florida Airport System Revenue Refunding
1,000,000	5.375%, 10/01/29 Series O	A1/A+/A	1,152,930

	Clark County, Nevada Passenger Facilities Charge Revenue Las Vegas-McCarran International Airport
1,500,000	5.000%, 07/01/30	A1/A+/NR	1,680,480

	Hillsborough County, Florida Aviation Authority
2,185,000	5.250%, 10/01/23 NPFG Insured AMT	A1/A+/A+	2,255,881

	Miami-Dade County, Florida Aviation Revenue Miami International Airport
1,675,000	5.000%, 10/01/22 Series A-1	A2/A-/A	1,945,127

	Reno-Tahoe, Nevada Airport Authority Revenue Refunding
1,000,000	5.000%, 07/01/26 AGMC Insured	Aa3/NR/A	1,050,380

	Total Airport		8,119,851

	Education (10.1%)

	Florida Higher Education Facilities Authority Revenue, Refunding, Rollins College Project
1,000,000	5.000%, 12/01/37 Series A	A1/NR/NR	1,115,510

	Florida State Board of Education Public Education
210,000	4.500%, 06/01/25 AGMC Insured	Aa1/AAA/AAA	223,238

	Hammond, Indiana School Building Corp. First Mortgage
1,030,000	5.000%, 07/15/31 NPFG Insured	Baa2/AA+/NR	1,095,034

	Hillsborough County, Florida School Board COP
510,000	4.250%, 07/01/26 NPFG Insured	Aa2/AA-/AA	542,390

	Salt Lake County, Utah Westminster College Project
825,000	4.750%, 10/01/20	NR/BBB/NR	891,776
870,000	4.750%, 10/01/21	NR/BBB/NR	934,702
2,300,000	5.000%, 10/01/22	NR/BBB/NR	2,426,063
1,250,000	5.000%, 10/01/25	NR/BBB/NR	1,307,938
600,000	5.000%, 10/01/27	NR/BBB/NR	635,592
2,025,000	5.125%, 10/01/28	NR/BBB/NR	2,108,410

	Southern Utah University Revenue Refunding, Auxiliary System Student Building Fee
875,000	4.000%, 05/01/19	NR/AA/NR	999,145

	Texas A&M University Revenue
1,700,000	5.000%, 07/01/34	Aaa/AAA/AAA	2,094,366

	Texas State University System Financing Revenue
2,000,000	5.250%, 03/15/25	Aa2/AA-/AA	2,365,760

	Tyler, Texas Independent School District
325,000	5.000%, 02/15/26 AGMC Insured (pre-refunded)	Aa3/AA/AA+	360,341

	University of North Texas Revenue Refunding Financing System
2,815,000	4.500%, 04/15/25 Series A	Aa2/NR/AA	3,282,121

	University of Utah COP
3,170,000	4.350%, 12/01/26 AMBAC Insured	Aa2/AA-/NR	3,382,485

	Utah State Board of Regents
2,980,000	4.500%, 04/01/29**	Aa2/AA/NR	3,367,966

	Utah State Board of Regents Auxiliary & Campus Facility
1,000,000	4.125%, 04/01/20 NPFG Insured	Aa2/AA/NR	1,055,710

	Utah State Board of Regents Lease Revenue
410,000	4.500%, 05/01/20 AMBAC Insured	NR/AA/NR	447,741
425,000	4.500%, 05/01/21 AMBAC Insured	NR/AA/NR	461,503
450,000	4.625%, 05/01/22 AMBAC Insured	NR/AA/NR	488,961
120,000	4.650%, 05/01/23 AMBAC Insured	NR/AA/NR	129,760

	Utah State Board of Regents Office Facility Revenue
1,045,000	5.000%, 04/01/23 NPFG Insured	Aa2/AA-/NR	1,133,679

	Utah State Board of Regents, Utah, Valley University Student Center Building Fee And Unified System Revenue
3,005,000	5.000%, 11/01/28 Series 2012A	NR/AA/NR	3,608,254
1,000,000	4.000%, 11/01/29 Series 2012A	NR/AA/NR	1,080,070

	Warsaw, Indiana Multi-School Building Corp., First Mortgage
1,800,000	5.450%, 01/15/28 Series B	NR/AA+/NR	2,044,980

	Washington State Higher Education Facilities Authority Revenue, Refunding, Gonzaga University Project
950,000	5.000%, 04/01/24 Series B	A3/NR/NR	1,049,560

	Washington State Higher Education Facilities Authority Revenue, Seattle University Project
1,250,000	5.250%, 11/01/27 AMBAC Insured	NR/A/NR	1,390,238

	Washington State Higher Education Facilities Authority Revenue, Refunding, The University of Puget Sound Project
1,000,000	5.000%, 10/01/37 Series A	A1/A+/NR	1,127,380

	Washington State University Revenue
735,000	4.600%, 10/01/29 AGMC Insured	Aa2/AA-/NR	805,082

	Weber State University, Utah Student Facilities System
1,825,000	4.400%, 04/01/27 AGMC Insured	NR/AA/NR	1,946,709
1,275,000	5.125%, 04/01/32 NPFG Insured	Baa2/AA/NR	1,351,283

	Total Education		45,253,747

	Education - Charter Schools (8.5%)

	La Vernia, Texas Higher Education Finance Corp., Jubilee Academy
3,428,600	6.500%, 03/15/38 144A†	NR/NR/NR*	3,428,600

	Utah County, Utah Charter School Revenue Lakeview Academy
210,000	5.350%, 07/15/17 Series A	NR/NR/NR*	211,478

	Utah County, Utah Charter School Revenue Lincoln Academy
635,000	5.450%, 06/15/17 Series A 144A	NR/NR/NR*	639,128

	Utah County, Utah Charter School Revenue Renaissance Academy
225,000	5.350%, 07/15/17 Series A 144A	NR/NR/NR*	230,699

	Utah County, Utah School Facility, Ranches Academy
1,175,000	6.500%, 12/01/25	NR/NR/NR*	1,137,471

	Utah State Charter School Finance Authority Entheos Academy
5,598,000	6.750%, 08/15/38 144A	NR/NR/NR*	5,597,272

	Utah State Charter School Finance Authority Fast Forward Academy
2,964,100	6.500%, 11/15/37 144A	NR/NR/NR*	2,789,692

	Utah State Charter School Finance Authority George Washington Academy
1,000,000	6.750%, 07/15/28	NR/BB+/NR*	1,024,800

	Utah State Charter School Finance Authority Legacy Preparatory Academy
5,545,000	6.750%, 06/15/38 144A	NR/NR/NR*	5,451,345
7,625,000	7.250%, 06/15/39 144A	NR/NR/NR*	7,476,160

	Utah State Charter School Finance Authority, Refunding & Improvement, Davinci Academy
1,000,000	7.050%, 09/15/26 Series 2011A	NR/BBB-/NR	1,083,920

	Utah State Charter School Finance Authority Rockwell Charter School
900,000	6.750%, 08/15/28 144A	NR/NR/NR*	786,636

	Utah State Charter School Finance Authority Ronald Wilson Reagan Academy
1,315,000	5.750%, 02/15/22 Series A 144A	NR/BBB-/NR	1,393,808

	Utah State Charter School Finance Authority Venture Academy
7,080,000	6.750%, 11/15/38 144A	NR/NR/NR*	7,087,859

	Total Education - Charter Schools		38,338,868

	Healthcare (0.6%)

	Indiana Finance Authority Hospital Revenue, Parkview Health System
1,350,000	5.875%, 05/01/29 (pre-refunded)	A1/NR/NR	1,468,152

	Indiana Finance Authority Hospital Revenue, Parkview Health System, Unrefunded balance
300,000	5.875%, 05/01/29	A1/A+/NR	316,998

	Tarrant County, Texas Cultural Education Facilities Finance Corp. Hospital Refunding, Scott & White Healthcare Project
1,000,000	5.250%, 08/15/25	A1/A/AA-	1,137,070

	Total Healthcare		2,922,220

	Hospital (3.5%)

	Campbell County, Wyoming Hospital District, Hospital Revenue, Memorial Hospital Project
1,040,000	5.000%, 12/01/20	NR/A-/NR	1,168,118
1,000,000	5.500%, 12/01/34	NR/A-/NR	1,084,770

	Harris County, Texas Health Facility Development Corp. Christus Health Series A-6
1,000,000	4.750%, 07/01/30 AGMC Insured	Aa3/AA-/NR	1,085,520

	King County, Washington Public Hospital District No. 002, Refunding, Evergreen Healthcare
1,000,000	5.250%, 12/01/28	Aa3/A+/NR	1,133,880

	Laramie County, Wyoming Hospital Revenue, Cheyenne Regional Medical Center Project
1,000,000	5.000%, 05/01/32	NR/A+/NR	1,113,430

	Reno, Nevada Hospital Revenue, Washoe Medical Center
725,000	5.000%, 06/01/23 AGMC Insured	Aa3/AA-/NR	773,466
680,000	5.000%, 06/01/23 AGMC Insured	Aa3/AA-/NR	725,458

	Richmond, Indiana Hospital Revenue
250,000	5.000%, 01/01/19	NR/A/A	276,918

	Riverton, Utah Hospital Revenue, Intermountain Health Care Health Services, Inc.
825,000	5.000%, 08/15/36	Aa1/AA+/NR	916,938
2,000,000	5.000%, 08/15/41	Aa1/AA+/NR	2,206,020

	Utah State Board of Regents Revenue Hospital - University Utah
3,000,000	5.000%, 08/01/31 Series B	Aa2/AA/NR	3,382,230

	Washington State Health Care Facilities Authority Revenue, Providence Health & Services
1,000,000	5.000%, 10/01/33 Series A**	Aa2/AA/AA	1,126,480

	Washington State Health Care Facilities Authority Revenue, Refunding, Fred Hutchinson Cancer
595,000	5.000%, 01/01/18	A2/A/NR	682,477

	Total Hospital		15,675,705

	Housing (4.2%)

	Florida Housing Finance Corp.
410,000	5.000%, 07/01/21 AMT	Aa1/AA+/AA+	428,942
390,000	6.000%, 07/01/28	Aa1/AA+/AA+	420,931

	Indianapolis, Indiana Multi-Family
365,000	4.850%, 01/01/21 AMT FNMA Insured	A1/NR/NR	376,384

	Miami-Dade County, Florida Housing Finance Authority
535,000	5.000%, 11/01/23 AGMC Insured AMT	Aa3/AA-/A-	541,869

	North Dakota Housing Authority Home Mortgage Revenue
165,000	5.400%, 07/01/23 AMT	Aa1/NR/NR	165,000

	Puerto Rico Housing Finance Authority
1,100,000	5.125%, 12/01/27	NR/A+/A	1,203,983

	South Dakota Housing Development Authority
45,000	6.000%, 05/01/28	Aa1/AAA/NR	45,252

	Utah Housing Corporation Single Family Mortgage
25,000	5.250%, 07/01/23 AMT	Aa2/AA/AA	25,022
660,000	5.125%, 07/01/24 AMT	Aa3/AA-/AA-	661,663
590,000	5.000%, 07/01/25 AMT	Aa3/AA-/AA-	589,676
290,000	5.100%, 01/01/26 AMT	Aa3/AA-/AA-	292,001
90,000	5.650%, 07/01/27 AMT	Aa2/AA/AA	90,287
1,000,000	5.250%, 01/01/28 AMT	Aa3/AA-/AA-	1,020,380
570,000	5.200%, 01/01/28 AMT	Aa3/AA-/AA-	581,468
1,690,000	5.800%, 07/01/28 AMT	Aa3/AA-/AA-	1,784,589
635,000	5.700%, 07/01/28 AMT	Aa3/AA-/AA-	668,103
465,000	5.500%, 07/01/28 AMT	Aa3/AA-/AA-	485,669
750,000	6.100%, 01/01/29 AMT	Aa3/AA-/AA-	800,310
1,000,000	4.000%, 07/01/28 Series B-1 Class I	Aaa/AAA/AAA	1,030,190
575,000	4.950%, 01/01/32 Series A Class II	Aa2/AA/AA	608,655
950,000	4.625%, 07/01/32 Series B-1 Class II	Aa2/AA/AA	1,000,797
2,105,000	4.500%, 01/01/24 Series A Class III	Aa3/AA-/AA-	2,229,995
1,250,000	5.250%, 07/01/28 Series A AMT	Aa3/AA-/AA-	1,308,975
870,000	4.500%, 07/01/23 Series C	Aa3/AA-/AA-	927,742

	Utah State Housing Finance Agency
35,000	5.700%, 07/01/15 AMT	Aa3/AA-/AA-	35,243
285,000	5.500%, 07/01/18 AMT	Aa3/AA-/AA-	289,420
15,000	5.000%, 07/01/18 AMT	Aaa/AA+/NR	15,012
140,000	5.600%, 07/01/23 AMT	Aa2/AA/AA	140,157

	Wyoming Community Development Authority Homeownership Mortgage Revenue
865,000	4.625%, 06/01/28 Series A	Aa2/NR/NR	919,002

	Total Housing		18,686,717

	Lease (3.2%)

	Clark County, Nevada Improvement District Special Local Improvement #128 (Summerlin)
500,000	5.000%, 02/01/21 Series A	NR/NR/NR*	453,800

	New Albany, Indiana Development Authority
500,000	4.250%, 02/01/22	NR/A-/NR	521,250

	Salt Lake Valley, Utah Fire Service District Lease Revenue
2,645,000	5.200%, 04/01/28	Aa2/NR/AA+	2,964,781
1,000,000	5.250%, 04/01/30	Aa2/NR/AA+	1,116,950

	South Dakota State Building Authority Revenue
500,000	4.500%, 06/01/24 NPFG/ FGIC Insured	NR/AA/NR	548,345

	Tooele County, Utah Municipal Building Authority School District Lease Revenue
1,000,000	5.000%, 06/01/28	A1/A+/NR	1,081,180

	Utah State Building Ownership Authority Lease Revenue Refunding State Facilities Master Lease Program
465,000	5.000%, 05/15/21	Aa1/AA+/NR	516,866
510,000	5.000%, 05/15/23	Aa1/AA+/NR	560,867
1,000,000	5.000%, 05/15/24	Aa1/AA+/NR	1,256,420
1,080,000	5.000%, 05/15/25	Aa1/AA+/NR	1,130,911
1,575,000	5.000%, 05/15/26	Aa1/AA+/NR	1,814,747

	West Bountiful, Utah Courthouse Revenue
410,000	5.000%, 05/01/19	NR/A/A+	429,266

	West Valley City, Utah Municipal Building Authority Lease Revenue Refunding
1,890,000	4.375%, 08/01/26 Series A NPFG/ FGIC Insured	NR/A+/A+	2,001,510

	Total Lease		14,396,893

	Local Public Property (7.7%)

	Herriman, Utah Special Assessment Towne Center Assessment Area
1,045,000	4.875%, 11/01/23	NR/A/NR	1,123,323
1,150,000	5.000%, 11/01/25	NR/A/NR	1,234,606
1,975,000	5.000%, 11/01/29	NR/A/NR	2,058,898

	Lincoln County, Wyoming Building Corp. Lease Revenue
700,000	5.000%, 05/01/32**	NR/A+/NR	792,722

	Orange County, Florida Sales Tax Revenue
1,000,000	5.000%, 01/01/27 Series B NPFG/ FGIC Insured (pre-refunded)	Aa2/AA/AA+	1,011,700

	Orem, Utah Special Assessment
1,845,000	7.750%, 11/01/25	NR/NR/NR*	1,857,823

	Riverton City, Utah Franchise & Sales Tax Revenue
1,585,000	5.000%, 06/01/31 AMBAC Insured	NR/AA-/AA	1,736,320

	Sevier County, Utah Municipal Building Authority Lease Revenue Refunding
915,000	5.000%, 11/15/19 NPFG/ FGIC Insured (pre-refunded)	NR/NR/NR*	983,369

	South Ogden City, Utah Sales Tax Revenue Refunding
1,895,000	4.375%, 05/01/29 NPFG/ FGIC Insured	Baa2/A+/NR	1,982,075

	Tooele County, Utah Municipal Building Authority School District Lease Revenue
1,000,000	4.875%, 06/01/25	A1/A+/NR	1,084,980

	Twin Creeks, Utah Special Services District
11,230,970	10.000%, 07/15/30 144A	NR/NR/NR*	11,314,416

	Uintah County, Utah Municipal Building Authority Lease Revenue
500,000	5.000%, 06/01/24	NR/A+/NR	559,980
2,000,000	5.300%, 06/01/28	NR/A+/NR	2,231,160
1,005,000	5.500%, 06/01/37	NR/A+/NR	1,097,651
1,120,000	5.500%, 06/01/40	NR/A+/NR	1,214,326

	Utah State Municipal Finance Cooperative Local Government Capital Appreciation Pool Capital, Salt Lake
165,000	zero coupon, 03/01/14 AGMC Insured	Aa3/AA-/AA	161,738

	Utah Transit Authority Sales Tax Revenue, Series A
1,000,000	5.000%, 06/15/28	Aa2/AAA/AA	1,172,000

	West Valley City, Utah Municipal Building Authority Lease Revenue Refunding
1,645,000	4.500%, 08/01/22 Series A NPFG/ FGIC Insured	NR/A+/A+	1,776,205

	West Valley City, Utah Sales Tax Revenue Capital Appreciation Bonds, Refunding
2,750,000	zero coupon, 07/15/35	NR/AA+/NR	941,600

	Total Local Public Property		34,334,892

	State Agency (0.6%)

	Utah Infrastructure Agency Telecommunications & Franchise Tax
1,000,000	5.500%, 10/15/30 Series A AGMC Insured	Aa3/AA-/NR	1,188,690
1,475,000	5.250%, 10/15/33 Series A AGMC Insured	Aa3/AA-/NR	1,677,090

	Total State Agency		2,865,780

	Tax Revenue (7.1%)

	Bountiful City, Utah Sales Tax Refunding Bond
191,000	3.500%, 06/01/13	NR/AA/NR	194,098
832,000	4.000%, 06/01/17	NR/AA/NR	922,513

	Brigham, Utah Special Assessment Voluntary Assessment Area
1,140,000	5.250%, 08/01/23	A1/NR/NR	1,257,990
895,000	5.500%, 08/01/29	A1/NR/NR	987,964

	Clark County, Nevada Improvement District
250,000	5.000%, 08/01/16	NR/NR/NR*	236,640

	Coral Canyon, Utah Special Service District
25,000	5.000%, 07/15/13	NR/NR/NR*	25,207
250,000	5.500%, 07/15/18	NR/NR/NR*	250,775

	Henderson, Nevada Local Improvement District
290,000	5.000%, 09/01/14	NR/NR/NR*	298,291
290,000	5.000%, 09/01/15	NR/NR/NR*	299,576
225,000	5.000%, 03/01/16	NR/NR/NR*	223,254

	Holladay, Utah Redevelopment Agency
2,387,500	4.900%, 12/30/20	NR/NR/NR*	2,206,551

	Jordanelle, Utah Special Service District
186,000	5.000%, 11/15/14	NR/NR/NR*	185,983
196,000	5.100%, 11/15/15	NR/NR/NR*	194,156
206,000	5.200%, 11/15/16	NR/NR/NR*	203,143
216,000	5.300%, 11/15/17	NR/NR/NR*	211,637
228,000	5.400%, 11/15/18	NR/NR/NR*	223,000
240,000	5.500%, 11/15/19	NR/NR/NR*	233,114
253,000	5.600%, 11/15/20	NR/NR/NR*	244,664
268,000	5.700%, 11/15/21	NR/NR/NR*	256,956
283,000	5.800%, 11/15/22	NR/NR/NR*	270,067
299,000	6.000%, 11/15/23	NR/NR/NR*	287,955

	La Verkin, Utah Sales and Franchise Tax Revenue
571,000	5.100%, 07/15/27†	NR/NR/NR*	558,775

	Lehi, Utah Sales Tax
790,000	5.000%, 06/01/24 AGMC Insured	Aa3/AA-/NR	831,838

	Mesquite, Nevada New Special Improvement District
200,000	4.900%, 08/01/13	NR/NR/NR*	197,774
125,000	5.250%, 08/01/17	NR/NR/NR*	118,850
270,000	5.350%, 08/01/19	NR/NR/NR*	246,664
115,000	5.400%, 08/01/20	NR/NR/NR*	104,042
430,000	5.500%, 08/01/25	NR/NR/NR*	369,723

	North Ogden, Utah Sales Tax Revenue
195,000	5.000%, 11/01/24 Syncora Guarantee, Inc. Insured	NR/A+/AA	207,461

	Payson City, Utah Sales Tax Revenue
445,000	5.000%, 08/01/21 AGMC Insured	Aa3/AA-/NR	495,686

	Riverton City, Utah Franchise & Sales Tax Revenue
750,000	5.000%, 06/01/24 AMBAC Insured	NR/AA-/AA	826,778

	Salt Lake City, Utah Sales Tax
1,060,000	5.000%, 02/01/23 (pre-refunded)	NR/AAA/NR	1,174,692
1,115,000	5.000%, 02/01/24 (pre-refunded)	NR/AAA/NR	1,235,643

	South Weber City, Utah
525,000	5.000%, 01/15/24 NPFG Insured	Baa2/A/AA-	545,864

	Springville, Utah Special Assessment Revenue
397,000	5.500%, 01/15/17	NR/NR/NR*	396,976
420,000	5.650%, 01/15/18	NR/NR/NR*	417,879
442,000	5.800%, 01/15/19	NR/NR/NR*	437,156
380,000	5.900%, 01/15/20	NR/NR/NR*	373,141

	Utah Transit Authority Sales Tax Revenue
6,560,000	5.000%, 06/15/36 AGMC Insured Series A	Aa2/AAA/AA	7,550,101

	Vernal City, Utah Sales Tax Revenue
515,000	4.750%, 09/01/31 AGC Insured	NR/AA/NR	577,691
300,000	4.875%, 09/01/34 AGC Insured	NR/AA/NR	333,483

	Wasatch County, Utah Building Authority
130,000	5.000%, 10/01/15	A1/NR/NR	133,743
135,000	5.000%, 10/01/16	A1/NR/NR	139,185

	Wasatch County, Utah Sales Tax
205,000	5.000%, 12/01/16 AMBAC Insured	NR/A+/NR	206,164
210,000	5.000%, 12/01/17 AMBAC Insured	NR/A+/NR	211,132
225,000	5.000%, 12/01/18 AMBAC Insured	NR/A+/NR	226,202

	Washington City, Utah Sales Tax
680,000	5.250%, 11/15/17 AMBAC Insured (pre-refunded)	NR/A/NR	718,046

	Weber County, Utah Sales Tax
385,000	5.000%, 07/01/23 AMBAC Insured	A1/NR/NR	392,816

	West Valley City, Utah Redevelopment Agency
1,625,000	5.000%, 03/01/21	NR/A-/NR	1,717,495
320,000	5.000%, 03/01/22	NR/A-/NR	337,754
350,000	5.000%, 03/01/23	NR/A-/NR	368,410
1,000,000	5.000%, 03/01/24	NR/A-/NR	1,052,120

	Total Tax Revenue		31,716,818

	Transportation (3.7%)

	Central Puget Sound, Washington Regional Transportation Authority Sales Tax
2,000,000	5.000%, 11/01/25 Series A AMBAC Insured (pre-refunded)	Aa2/AAA/NR	2,239,540

	Indiana Finance Authority Highway Revenue
1,950,000	4.500%, 12/01/25 NPFG/ FGIC Insured	Aa1/AA+/AA+	2,163,428

	North Texas Turnpike Authority Revenue
2,000,000	6.100%, 01/01/28	A2/A-/NR	2,375,600

	Utah Transit Authority Sales Tax Revenue Capital Appreciation Refunding
2,000,000	zero coupon, 06/15/29 NPFG Insured Series A	A1/A-/A+	937,200

	Utah Transit Authority Sales Tax Revenue Refunding
5,185,000	zero coupon, 06/15/23 Series A NPFG Insured	A1/A-/A+	3,352,103

	Utah Transit Authority Sales Tax Revenue
2,000,000	5.000%, 06/15/27 Series A	Aa2/AAA/AA	2,349,920

	Utah Transit Authority Sales Tax & Transportation Revenue
1,450,000	4.125%, 06/15/22 AGMC Insured	Aa2/AAA/AA	1,552,008
195,000	5.250%, 06/15/32 AGMC Insured	Aa2/AAA/AA	265,290

	Washoe County, Nevada Highway Revenue
1,000,000	5.500%, 02/01/28	A1/A+/NR	1,142,450

	Total Transportation		16,377,539

	Utility (19.7%)

	Cape Coral, Florida Water & Sewer Revenue
1,000,000	5.000%, 10/01/36 AGMC-CR-AMBAC Insured	Aa3/AA-/A	1,081,810

	Central Utah Water Conservancy District Refunding, Jordanelle Hydrant
1,125,000	4.500%, 10/01/27 Series A	NR/AA+/AA	1,304,246

	Central Weber, Utah Sewer Improvement District Revenue Refunding
1,000,000	5.000%, 03/01/28 Series A AGMC Insured	NR/AA-/AA	1,149,180
2,000,000	4.375%, 03/01/30 Series A AGMC Insured	NR/AA-/AA	2,192,620
4,000,000	5.000%, 03/01/33 Series A AGMC Insured	NR/AA-/AA	4,505,320

	Clark County, Washington Public Utility District No. 001 Generating Refunding
1,000,000	5.000%, 01/01/24	A2/A/A+	1,139,790

	Corpus Christi, Texas Utility System Revenue
1,000,000	5.000%, 07/15/32	Aa3/A+/AA-	1,134,150

	Cowlitz County, Washington Public Utility District Electric Revenue
650,000	4.500%, 09/01/26 NPFG Insured	A1/NR/A	683,508

	Davie, Florida Water & Sewer Revenue
1,000,000	5.000%, 10/01/32 AGMC Insured	Aa3/AA-/NR	1,146,450

	Douglas County, Washington Public Utility District No. 001 Electric Distribution System
635,000	0.050%, 12/01/15	Aa3/AA/NR	620,941

	Eagle Mountain, Utah Gas & Electric
1,385,000	4.250%, 06/01/20 Radian Insured	NR/NR/NR*	1,393,947
1,440,000	5.000%, 06/01/21 Radian Insured	NR/NR/NR*	1,481,803
1,515,000	5.000%, 06/01/22 Radian Insured	NR/NR/NR*	1,557,041

	El Paso, Texas Solid Waste Disposal System Revenue
1,540,000	5.125%, 08/15/28 AGMC Insured	Aa3/AA-/NR	1,575,867

	Herriman City, Utah Water Revenue Refunding
1,210,000	4.500%, 01/01/33 AMBAC Insured	NR/A/NR	1,285,250

	Houston, Texas Utility System Revenue, Refunding
1,165,000	5.125%, 05/15/28 Series A NPFG Insured	Aa2/AA/AA-	1,227,572

	Intermountain Power Agency, Utah Power Supply Revenue, Refunding
250,000	5.250%, 07/01/23	A1/A+/AA-	258,753
1,000,000	5.000%, 07/01/21 Series A AGMC Insured	Aa3/AA-/AA-	1,033,010
1,000,000	4.250%, 07/01/19 Series B	A1/A+/AA-	1,071,710

	Jacksonville Electric Authority, Florida Bulk Power System Revenue, Scherer 4 Project
1,500,000	6.000%, 10/01/37 Series A	Aa2/AA-/AA-	1,615,635

	Jacksonville Electric Authority, Florida Electric System Revenue
500,000	5.000%, 10/01/26	Aa3/A+/AA-	515,245
500,000	4.500%, 10/01/32 Series Three 2012A	Aa2/AA-/AA-	547,620

	King County, Washington Sewer Revenue
660,000	5.000%, 01/01/33 AGMC Insured	Aa2/AA+/NR	733,676

	Laredo, Texas Waterworks Sewer System Revenue
1,450,000	5.000%, 03/01/24 Series 2010	A1/AA-/AA-	1,753,775

	Lower Colorado River Authority, Texas
1,470,000	5.250%, 05/15/29	A1/A/A+	1,679,431
60,000	5.250%, 05/15/29 (pre-refunded)	NR/NR/NR*	76,198
5,000	5.250%, 05/15/29 (pre-refunded)	NR/NR/NR*	6,368

	Lower Colorado River Authority, Texas Transmission Contract Revenue, Refunding
1,065,000	5.000%, 05/15/33 AMBAC Insured	A2/A/A+	1,077,684

	Miami-Dade County, Florida Water and Sewer Revenue System
1,500,000	5.000%, 10/01/29 AGMC Insured	Aa2/AA-/AA-	1,750,095

	Mountain Regional Water Special Service District Utah Water Revenue Refunding
3,000,000	5.000%, 12/15/33 AGMC Insured	NR/AA-/AA-	3,508,050

	Orem, Utah Water & Storm Sewer Revenue
1,000,000	5.000%, 07/15/26	NR/AA/AA+	1,137,270
1,250,000	5.250%, 07/15/28	NR/AA/AA+	1,444,175

	Pleasant Grove City, Utah Storm Water Revenue
860,000	4.750%, 07/15/36 AGMC Insured	Aa3/AA-/AA-	962,478

	Port St. Lucie, Florida Utility System Revenue
1,200,000	5.250%, 09/01/26 NPFG Insured (pre-refunded)	A1/NR/AA-	1,312,380

	Salt Lake & Sandy, Utah Metropolitan Water District, Water Revenue, Refunding
1,190,000	5.000%, 07/01/31 Series A	NR/AA+/AA+	1,440,102
650,000	5.000%, 07/01/31 Series A	NR/AA+/AA+	743,750
1,000,000	5.000%, 07/01/37 Series A	NR/AA+/AA+	1,169,700

	San Antonio, Texas Water Revenue Refunding
1,050,000	5.000%, 05/15/36 NPFG Insured	Aa1/AA/Aa+	1,146,768

	Santa Clara, Utah Electric Revenue
1,005,000	4.250%, 08/01/26 AGC Insured	Aa3/NR/NR	990,478

	Sarasota, Florida Utility System Revenue Refunding
1,455,000	5.000%, 10/01/27	NR/AA+/AA	1,805,931

	South Valley, Utah Water Reclamation Facility Sewer Revenue
2,110,000	5.000%, 08/15/24 AMBAC Insured	NR/A/NR	2,236,938
425,000	5.000%, 08/15/30 AMBAC Insured	NR/A/NR	446,735

	South Weber City, Utah Water Revenue
730,000	5.000%, 06/01/35 AGMC Insured	NR/AA-/NR	810,760
930,000	5.000%, 06/01/40 AGMC Insured	NR/AA-/NR	1,025,623

	St. George, Utah Electric Revenue
500,000	4.500%, 06/01/20 AGMC Insured	Aa3/NR/NR	536,535
3,750,000	5.000%, 06/01/38 AGMC Insured	Aa3/NR/NR	4,060,463

	Tacoma, Washington Solid Waste Utility Revenue
1,000,000	5.000%, 12/01/23 Syncora Guarantee, Inc. Insured	A2/AA/AA-	1,094,870

	Tallahassee, Florida Energy System Revenue Refunding
1,500,000	5.000%, 10/01/28	Aa3/AA/AA-	1,700,655

	Utah Associated Municipal Power System
1,000,000	5.000%, 04/01/21 AGMC Insured (pre-refunded)	Aa3/AA-/NR	1,023,660

	Utah Associated Municipal Power System Revenue, Horse Butte Wind Project
2,120,000	0.050%, 09/01/13 Series A	NR/A-/A-	2,111,138
1,000,000	5.000%, 09/01/30 Series A	NR/A-/A-	1,144,510
1,005,000	5.000%, 09/01/32 Series A	NR/A-/A-	1,137,499

	Utah Associated Municipal Power System Revenue Refunding, Payson Power Project
2,000,000	5.000%, 04/01/24	NR/A-/A	2,365,160
1,000,000	5.000%, 04/01/25	NR/A-/A	1,159,200
6,375,000	5.000%, 04/01/26	NR/A-/A	7,351,841

	Utah Water Conservancy District
1,400,000	5.250%, 01/15/27	NR/A/NR	1,557,066

	Washington County, Utah Water Conservancy District Refunding
1,770,000	4.500%, 10/01/24	NR/AA/AA	2,092,158

	Washington, Utah Electric Revenue
985,000	5.000%, 09/01/21 Syncora Guarantee, Inc. Insured	Baa1/NR/NR	1,027,838
1,000,000	5.000%, 09/01/24 Syncora Guarantee, Inc. Insured	Baa1/NR/NR	1,032,140

	White City, Utah Water Improvement District Revenue
500,000	5.000%, 02/01/23 AGMC Insured	Aa3/NR/NR	552,685
700,000	5.000%, 02/01/25 AGMC Insured	Aa3/NR/NR	769,223
840,000	5.000%, 02/01/27 AGMC Insured	Aa3/NR/NR	919,825

	Wyoming Municipal Power Agency Power Supply System Revenue
720,000	5.500%, 01/01/28 Series A	A2/A-/NR	819,446

	Total Utility		88,235,745

	Water and Sewer (4.9%)

	Eagle Mountain, Utah Water and Sewer
690,000	4.750%, 11/15/25 NPFG Insured	Baa2/A+/AA-	744,482

	Jordan Valley, Utah Water Conservancy District Revenue
1,000,000	5.000%, 10/01/31 Series B	NR/AA+/AA	1,186,060
6,000,000	5.000%, 10/01/35 Series B	NR/AA+/AA	6,991,740

	Murray City, Utah Sewer and Water
440,000	5.000%, 10/01/19 AMBAC Insured (pre-refunded)	Aa3/NR/NR	460,834

	Ogden City, Utah Sewer & Water Revenue Refunding
750,000	4.625%, 06/15/38 AGMC Insured	Aa3/NR/NR	801,218

	Pleasant Grove City, Utah Water Revenue
450,000	4.300%, 12/01/20 NPFG Insured	Baa2/BBB+/NR	479,426
760,000	4.625%, 12/01/23 AGMC Insured	NR/AA-/NR	850,280
1,000,000	5.250%, 12/01/29 AGMC Insured	NR/AA-/NR	1,140,150
1,370,000	5.000%, 12/01/31 Series B NPFG Insured	Baa2/BBB+/NR	1,463,105

	Rapid City, South Dakota Water Revenue
500,000	5.000%, 11/01/29	Aa3/NR/NR	603,290
1,500,000	5.250%, 11/01/39	Aa3/NR/NR	1,732,350

	Utah Water Finance Agency Revenue
310,000	5.000%, 10/01/17 AMBAC Insured (pre-refunded)	NR/NR/NR*	310,000
510,000	5.000%, 07/01/18 AMBAC Insured (pre-refunded)	A1/NR/NR	528,085
105,000	5.000%, 10/01/20 AMBAC Insured (pre-refunded)	NR/NR/NR*	105,000
830,000	4.500%, 10/01/22 AMBAC Insured	Aa3/NR/NR	875,052
870,000	4.500%, 10/01/23 AMBAC Insured	Aa3/NR/NR	914,631
2,645,000	4.500%, 10/01/28 AMBAC Insured	Aa3/NR/NR	2,858,346

	Total Water and Sewer		22,044,049

	Total Revenue Bonds		338,968,824

	Total Investments (cost $413,880,942-note b)	97.2%	435,820,534

	Other assets less liabilities	2.8	12,689,045

	Net Assets	100.0%	$448,509,579

* Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO or Credit Rating Agency") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by  a NRSRO.

	** Security purchased on a delayed delivery or when-issued basis.

	† Illiquid security: Considered illiquid because of restrictions as to sale. These securities represent 0.9% of net assets.

Note: 144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

Percent of
Portfolio Distribution By Quality Rating	Investments 1

Aaa of Moody's or AAA of S&P and Fitch	12.7%
Aa of Moody's or AA of S&P and Fitch	48.7
A of Moody's or S&P and Fitch	20.1
Baa of Moody's or BBB of S&P	3.4
BB+ of S&P	0.2
Not rated*	14.9
100.0%

1 Calculated using the highest rating of the three NRSRO.

PORTFOLIO ABBREVIATIONS:
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
COP - Certificates of Participation
FGIC - Financial Guaranty Insurance Co.
FNMA - Federal National Mortgage Association
IBC - Insured Bond Certificates
NPFG - National Public Finance Guarantee
NR - Not Rated
PSF- Permanent School Fund

See accompanying notes to financial statements.

TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS
September 30, 2012
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At September 30, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $413,726,300 amounted to $22,094,234, which consisted of aggregate gross unrealized appreciation of $23,126,743 and aggregate gross unrealized depreciation of $1,032,509.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of September 30, 2012:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs - Municipal Bonds+	435,820,534
Level 3 – Significant Unobservable Inputs	-
Total	$435,820,534

 +See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a)           The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b)           The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TAX-FREE FUND FOR UTAH

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President and Trustee
November 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President and Trustee
November 28, 2012

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer
November 28, 2012